Commitments and Contingencies - Lease expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Lease Cost:
Fixed lease cost	$ 44,812	$ 44,812	$ 134,435	$ 179,246	$ 179,246	$ 88,002